Borrowings - Schedule of Borrowings (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Sep. 30, 2025	Mar. 31, 2025
Schedule of Borrowings [Line Items]
Borrowings	$ 6,596,115	$ 6,391,347	$ 6,391,347
Bank of Jiangsu [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	3.60%
Maturity date	February 2027
Borrowings	$ 434,909
Bank of Jiangsu One [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	4.05%
Maturity date	February 2026
Borrowings			421,408
Bank of Jiangsu Two [Member]
Schedule of Borrowings [Line Items]
Maturity date	Subtotal
Borrowings	$ 434,909		421,408
Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	3.60%
Maturity date	August 2026
Borrowings	$ 3,551,754		3,441,494
Xiaoshan Rural Commercial Bank [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	3.60%
Maturity date	August 2026
Borrowings	$ 1,159,756		1,123,753
Xiaoshan Rural Commercial Bank Two [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	3.60%
Maturity date	August 2026
Borrowings	$ 724,848		702,346
Xiaoshan Rural Commercial Bank Three [Member]
Schedule of Borrowings [Line Items]
Annual Interest Rate	3.60%
Maturity date	July 2026
Borrowings	$ 724,848		702,346
Xiaoshan Rural Commercial Bank One [Member]
Schedule of Borrowings [Line Items]
Maturity date	Subtotal
Borrowings	$ 6,161,206		$ 5,969,939